UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
UAAA NASDAQ-100 INDEX FUND - ANNUAL REPORT FOR PERIOD ENDED DECEMBER 31, 2004




[LOGO OF USAA]
   USAA(R)

                     USAA NASDAQ-100
                            INDEX Fund

                               [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

              A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   DECEMBER 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                             2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

FINANCIAL INFORMATION

   Report of Independent Registered Public
     Accounting Firm                                                  11

   Portfolio of Investments                                           12

   Notes to Portfolio of Investments                                  18

   Financial Statements                                               19

   Notes to Financial Statements                                      22

EXPENSE EXAMPLE                                                       33

DIRECTORS' AND OFFICERS' INFORMATION                                  35


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "
                                           PATIENCE IS ONE OF THE FUNDAMENTAL
                                            ATTRIBUTES OF AN INDEX INVESTOR.
 [PHOTO OF CHRISTOPHER W. CLAUS]        A LONG-TERM STRATEGY - AND THE PATIENCE
                                       TO SEE IT THROUGH - IS OUR BEST CHANCE OF
                                           MAXIMIZING OUR INVESTMENT RETURNS.
                                                          "

                                                                   January 2005
--------------------------------------------------------------------------------

              2004 turned out to be a good year for equity investors - especially for those who waited for the stock market to come to them. Most of the market's gains came during the last two months of the year. Until then, prices remained relatively flat as investors struggled with uncertainty.

              At first, the uncertainty centered on economic concerns such as jobs and earnings growth, then on potential terrorist attacks at the Olympic Games or the Democratic and Republican national conventions. Investors also adopted a wait-and-see attitude about which candidate would win the presidency. Once the election was over, however, much of the uncertainty was lifted and stock prices rose. Investors who were still on the sidelines missed the rally that made 2004 a good year for equities, proving once again that the "Pareto Principle" holds true: You receive 80% of the gain in 20% of the time.

              Yes, timing is important. However, patience is one of the fundamental attributes of an index investor. Index fund returns are primarily based on the performance of the overall market or a particular sector, so index investors must take a longer perspective, giving the market time to work for them. After all, we cannot predict the future. A long-term strategy - and the

 . . . C O N T I N U E D
========================--------------------------------------------------------

              patience to see it through - is our best chance of maximizing our investment returns.

              Looking ahead, we see an expanding U.S. economy and gross domestic product (GDP) growth of about 3% during 2005. For this year's equity markets, we see the potential for positive returns. The principal risk for stock prices comes from the usual culprits: interest rates and earnings. Higher long-term rates could slow down GDP growth and hurt corporate earnings - a double whammy to the equity market. Furthermore, when long-term rates rise, bonds can become more attractive than stocks; equities may offer comparable returns but the potential rewards come with greater risk.

              On behalf of everyone at USAA, thank you for your business and the opportunity to serve your investment needs. We will continue to work hard to maintain your trust and confidence.

              Sincerely,

              /S/ CHRISTOPHER W. CLAUS

              Christopher W. Claus
              President and Vice Chairman of the Board

              Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

              Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ - 100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

              Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                        12/31/04              12/31/03
--------------------------------------------------------------------------------
  Net Assets                          $133.4 Million        $113.4 Million
  Net Asset Value Per Share               $5.09                 $4.63


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------

     1 YEAR                                       SINCE INCEPTION ON 10/27/00
     9.94%                                                  -14.91%


              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA NASDAQ-100 INDEX FUND          NASDAQ-100 INDEX
                        --------------------------          ----------------
10/30/2000                       $10,000.00                    $10,000.00
10/31/2000                        10,620.00                     10,653.00
11/30/2000                         8,160.00                      8,135.70
12/31/2000                         7,580.00                      7,600.37
  01/31/01                         8,390.00                      8,416.00
  02/28/01                         6,160.00                      6,194.18
  03/31/01                         5,080.00                      5,106.60
  04/30/01                         5,980.00                      6,021.62
  05/31/01                         5,800.00                      5,842.25
  06/30/01                         5,890.00                      5,942.74
  07/31/01                         5,410.00                      5,464.94
  08/31/01                         4,720.00                      4,770.35
  09/30/01                         3,750.00                      3,792.43
  10/31/01                         4,380.00                      4,429.94
  11/30/01                         5,110.00                      5,180.81
  12/31/01                         5,042.24                      5,119.16
  01/31/02                         4,962.21                      5,032.13
  02/28/02                         4,351.94                      4,412.17
  03/31/02                         4,642.06                      4,716.17
  04/30/02                         4,081.82                      4,145.52
  05/31/02                         3,851.71                      3,922.49
  06/30/02                         3,351.49                      3,412.96
  07/31/02                         3,071.37                      3,123.20
  08/31/02                         3,001.34                      3,059.17
  09/30/02                         2,651.18                      2,702.47
  10/31/02                         3,151.40                      3,212.16
  11/30/02                         3,551.58                      3,622.99
  12/31/02                         3,131.39                      3,195.48
  01/31/03                         3,121.39                      3,191.23
  02/28/03                         3,211.43                      3,277.87
  03/31/03                         3,231.44                      3,306.82
  04/30/03                         3,511.56                      3,590.55
  05/31/03                         3,801.69                      3,888.65
  06/30/03                         3,801.69                      3,900.98
  07/31/03                         4,041.80                      4,145.26
  08/31/03                         4,241.89                      4,353.86
  09/30/03                         4,121.83                      4,232.13
  10/31/03                         4,471.99                      4,597.95
  11/30/03                         4,502.00                      4,623.46
  12/31/03                         4,632.06                      4,765.23
  01/31/04                         4,712.10                      4,846.91
  02/29/04                         4,632.06                      4,773.22
  03/31/04                         4,532.02                      4,669.43
  04/30/04                         4,411.96                      4,549.16
  05/31/04                         4,612.05                      4,759.71
  06/30/04                         4,772.12                      4,923.39
  07/31/04                         4,401.96                      4,545.76
  08/31/04                         4,301.91                      4,443.03
  09/30/04                         4,441.98                      4,586.10
  10/31/04                         4,672.08                      4,826.41
  11/30/04                         4,932.19                      5,101.51
  12/31/04                         5,092.27                      5,262.72

                                [END CHART]

                   DATA FROM 10/30/00* THROUGH 12/31/04.

              The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

              'NASDAQ-100(R)', `NASDAQ-100 INDEX(R)', AND `NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

              PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

              *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER 2004?

              The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the 12 months ended December 31, 2004. The Fund produced a total return of 9.94% for the annual period, as compared to 10.74% for the benchmark. The Fund modestly underperformed the Lipper Nasdaq-100 Index Funds Average annual return of 10.71%. The Lipper Nasdaq-100 Index Funds Average is the average performance level of all funds that attempt to replicate the performance of the Nasdaq-100 Index. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE YEAR?

              The Nasdaq-100 Index rebounded during the fourth quarter of 2004, returning 14.87%, and concluded the year with a 10.74% return.
              The U.S. economy rallied again in the fourth quarter, continuing the 13-quarter economic expansion from what was a mild post-war recession. Equity prices, which hit a low in October 2002, have recovered over the past nine quarters. Economic growth, changing from a consumption-driven trend to one that is driven by business and business investment, grew slightly above the 3.5% to 4% trend. Corporate executives remain cautiously optimistic. Inflation is still relatively well-behaved, running at about 2.3%, and expectations are that the Federal Reserve Board is going to continue its measured pace of rate increases. The dollar, on a trade-weighted basis, is probably going to continue to decline, but other countries' willingness to own our assets is still high. U.S. returns on capital and profitability remain superior to what's happening in Europe and Japan.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHICH SECTORS AND STOCKS WITHIN THE NASDAQ-100 INDEX WERE THE BEST AND WORST PERFORMERS?

              For 2004, the sectors with the largest contributions to the index's return were information technology (+7.72%), consumer discretionary (+20.56%), and health care (+10.92%). Together, these sectors account for nearly 90% of the index. The worst-performing sector was telecommunication services (+ 2.57%). The best-performing stock returns were Apple Computer, Inc. (+201.36%) and Research in Motion Ltd. (+146.66%). The biggest detractors were Synopsys, Inc. (-41.88%) and Chiron Corp. (-41.52%).

WERE THERE MAJOR CHANGES TO THE NASDAQ-100 INDEX DURING THE PERIOD?

              Throughout the first 12 months of 2004, there were 12 additions or deletions to the index. Several weighting changes and a few stock splits did occur, which is typical for the index.

WHAT INVESTMENT STRATEGIES DO YOU PURSUE IN THE FUND?

              As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to track closely the performance of the index.

              Thank you for your support and we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

            TOP 10 EQUITY HOLDINGS
               (% of Net Assets)

Microsoft Corp.                         7.4%

QUALCOMM, Inc.                          6.2%

eBay, Inc.                              4.2%

Intel Corp.                             3.8%

Cisco Systems, Inc.                     3.3%

Nextel Communications, Inc. "A"         3.1%

Amgen, Inc.                             2.8%

Dell, Inc.                              2.8%

Apple Computer, Inc.                    2.7%

Starbucks Corp.                         2.5%

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

        [PIE CHART OF ASSET ALLOCATION]

                ASSET ALLOCATION
                   12/31/2004

Information Technology                   57.2%
Consumer Discretionary                   19.3%
Health Care                              12.1%
Industrials                               4.8%
Telecommunication Services                3.8%
Consumer Staples                          1.3%
Money Market Instruments                  0.9%
Materials                                 0.6%

                  [END CHART]

             PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL
             100%.

             YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA NASDAQ-100 INDEX FUND:

              We have audited the accompanying statement of assets and liabilities of the USAA Nasdaq-100 Index Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

              We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Nasdaq-100 Index Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

              San Antonio, Texas
              Feburary 14, 2005

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (99.1%)

            ADVERTISING (0.3%)
    8,358   Lamar Advertising Co.*                                      $    358
                                                                        --------
            AIR FREIGHT & LOGISTICS (0.4%)
   10,282   Expeditors International of Washington, Inc.                     575
                                                                        --------
            APPAREL RETAIL (0.3%)
   14,273   Ross Stores, Inc.                                                412
                                                                        --------
            APPLICATION SOFTWARE (3.0%)
   23,674   Autodesk, Inc.                                                   899
   36,841   BEA Systems, Inc.*                                               326
   19,778   Citrix Systems, Inc.*                                            485
   23,165   Intuit, Inc.*                                                  1,020
    8,833   Mercury Interactive Corp.*                                       402
   58,496   Siebel Systems, Inc.*                                            614
   13,353   Synopsys, Inc.*                                                  262
                                                                        --------
                                                                           4,008
                                                                        --------
            BIOTECHNOLOGY (8.6%)
   58,177   Amgen, Inc.*                                                   3,732
   35,633   Biogen Idec, Inc.*                                             2,373
   25,680   Chiron Corp.*                                                    856
   28,271   Genzyme Corp.*                                                 1,642
   41,897   Gilead Sciences, Inc.*                                         1,466
    4,738   Invitrogen Corp.*                                                318
   26,156   MedImmune, Inc.*                                                 709
   32,970   Millennium Pharmaceuticals, Inc.*                                400
                                                                        --------
                                                                          11,496
                                                                        --------
            BROADCASTING & CABLE TV (5.4%)
   93,525   Comcast Corp. "A"*                                             3,112
   21,917   EchoStar Communications Corp. "A"                                729
   17,370   Liberty Media International, Inc. "A"*                           803
    9,396   NTL, Inc.*                                                       686
  134,411   Sirius Satellite Radio, Inc.*                                  1,028
   20,745   XM Satellite Radio Holdings, Inc. "A"*                           780
                                                                        --------
                                                                           7,138
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CASINOS & GAMING (0.5%)
   10,502   Wynn Resorts Ltd.*                                          $    703
                                                                        --------
            COMMUNICATIONS EQUIPMENT (12.7%)
  231,186   Cisco Systems, Inc.*(a)                                        4,462
   20,165   Comverse Technology, Inc.*                                       493
  161,145   JDS Uniphase Corp.*                                              511
   34,722   Juniper Networks, Inc.*                                          944
   17,116   LM Ericsson Telephone Co. ADR "B" (Sweden)*                      539
  194,270   QUALCOMM, Inc.                                                 8,237
   18,455   Research in Motion Ltd. (Canada)*                              1,521
   23,370   Tellabs, Inc.*                                                   201
                                                                        --------
                                                                          16,908
                                                                        --------
            COMPUTER HARDWARE (6.4%)
   55,110   Apple Computer, Inc.*                                          3,549
   24,086   ATI Technologies, Inc. (Canada)*                                 467
   89,815   Dell, Inc.*                                                    3,785
  143,769   Sun Microsystems, Inc.*                                          773
                                                                        --------
                                                                           8,574
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (1.5%)
   36,868   Network Appliance, Inc.*                                       1,225
    9,271   QLogic Corp.*                                                    340
   14,688   SanDisk Corp.*                                                   367
                                                                        --------
                                                                           1,932
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
   19,136   PACCAR, Inc.                                                   1,540
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   24,043   Fiserv, Inc.*                                                    966
   35,259   Paychex, Inc.                                                  1,202
                                                                        --------
                                                                           2,168
                                                                        --------
            DIVERSIFIED COMMERCIAL SERVICES (2.1%)
   18,411   Apollo Group, Inc. "A"*                                        1,486
   10,245   Career Education Corp.*                                          410
   20,238   Cintas Corp.                                                     887
                                                                        --------
                                                                           2,783
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   18,893   American Power Conversion Corp.                             $    404
   14,932   Intersil Corp. "A"                                               250
                                                                        --------
                                                                             654
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (1.2%)
   59,645   Flextronics International Ltd. (Singapore)*                      825
    9,709   Molex, Inc.                                                      291
   54,669   Sanmina-SCI Corp.*                                               463
                                                                        --------
                                                                           1,579
                                                                        --------
            FOOD RETAIL (0.4%)
    6,015   Whole Foods Market, Inc.                                         574
                                                                        --------
            GENERAL MERCHANDISE STORES (0.9%)
   10,684   Dollar Tree Stores, Inc.*                                        306
    9,165   Kmart Holding Corp.*                                             907
                                                                        --------
                                                                           1,213
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.4%)
   12,930   Patterson Companies, Inc.*                                       561
                                                                        --------
            HEALTH CARE EQUIPMENT (1.4%)
   33,497   Biomet, Inc.                                                   1,453
    7,612   DENTSPLY International, Inc.                                     428
                                                                        --------
                                                                           1,881
                                                                        --------
            HEALTH CARE SERVICES (0.7%)
    6,663   Express Scripts, Inc.*                                           509
    9,510   Lincare Holdings, Inc.*                                          406
                                                                        --------
                                                                             915
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (1.9%)
   30,249   Electronic Arts, Inc.*                                         1,866
    9,857   Garmin Ltd. (Cayman Islands)                                     599
                                                                        --------
                                                                           2,465
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (0.9%)
   24,280   Costco Wholesale Corp.                                         1,175
                                                                        --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   34,016   MCI, Inc.                                                        686
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTERNET RETAIL (6.6%)
   26,625   Amazon.com, Inc.*                                           $  1,179
   48,586   eBay, Inc.*                                                    5,650
   70,459   IAC/InterActiveCorp*                                           1,946
                                                                        --------
                                                                           8,775
                                                                        --------
            INTERNET SOFTWARE & SERVICES (2.4%)
   23,603   VeriSign, Inc.*                                                  791
   64,947   Yahoo!, Inc.*                                                  2,447
                                                                        --------
                                                                           3,238
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.4%)
   13,091   Cognizant Technology Solutions Corp. "A"*                        554
                                                                        --------
            MOVIES & ENTERTAINMENT (0.4%)
    5,713   Pixar, Inc.*                                                     489
                                                                        --------
            PAPER PACKAGING (0.3%)
   24,477   Smurfit-Stone Container Corp.*                                   457
                                                                        --------
            PHARMACEUTICALS (1.0%)
   45,199   Teva Pharmaceutical Industries Ltd. ADR (Israel)               1,350
                                                                        --------
            RESTAURANTS (2.5%)
   54,300   Starbucks Corp.*                                               3,386
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (2.5%)
   86,307   Applied Materials, Inc.*                                       1,476
   23,276   KLA-Tencor Corp.*                                              1,084
   13,831   Lam Research Corp.*                                              400
   14,003   Novellus Systems, Inc.*                                          390
                                                                        --------
                                                                           3,350
                                                                        --------
            SEMICONDUCTORS (9.8%)
   51,457   Altera Corp.*                                                  1,065
   24,227   Broadcom Corp. "A"*                                              782
  217,587   Intel Corp.                                                    5,089
   40,329   Linear Technology Corp.                                        1,563
   25,312   Marvell Technology Group Ltd. (Bermuda)*                         898
   44,788   Maxim Integrated Products, Inc.                                1,899

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   16,857   Microchip Technology, Inc.                                  $    450
   45,409   Xilinx, Inc.                                                   1,346
                                                                        --------
                                                                          13,092
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
    6,516   Sigma-Aldrich Corp.                                              394
                                                                        --------
            SPECIALTY STORES (2.4%)
   39,770   Bed Bath & Beyond, Inc.*                                       1,584
   14,201   PETsMART, Inc.                                                   505
   32,867   Staples, Inc.                                                  1,108
                                                                        --------
                                                                           3,197
                                                                        --------
            SYSTEMS SOFTWARE (13.4%)
   22,982   Adobe Systems, Inc.                                            1,442
   24,996   Check Point Software Technologies Ltd. (Israel)*                 616
  367,472   Microsoft Corp.(a)                                             9,815
  210,144   Oracle Corp.*                                                  2,883
   72,282   Symantec Corp.*                                                1,862
   42,402   VERITAS Software Corp.*                                        1,210
                                                                        --------
                                                                          17,828
                                                                        --------
            TECHNOLOGY DISTRIBUTORS (0.4%)
    8,493   CDW Corp.                                                        564
                                                                        --------

            TRADING COMPANIES & DISTRIBUTORS (0.3%)
    7,128   Fastenal Co.                                                     439
                                                                        --------
            TRUCKING (0.3%)
    8,287   C.H. Robinson Worldwide, Inc.                                    460
                                                                        --------
            WIRELESS TELECOMMUNICATION SERVICES (3.3%)
   66,533   Level 3 Communications, Inc.*                                    225
  136,893   Nextel Communications, Inc. "A"*                               4,107
                                                                        --------
                                                                           4,332
                                                                        --------
            Total common stocks (cost: $120,103)                         132,203
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.9%)
            U.S. TREASURY BILL (0.2%)
     $250   2.14%, 3/24/2005(b)                                         $    249
                                                                        --------
            REPURCHASE AGREEMENT (0.7%)(C)
      925   State Street Bank & Trust Co., 1.25%,
              acquired on 12/31/2004 and
              due 1/03/2005 at $925 (collateralized
              by a $965 U.S. Treasury Note, 1.875%,
              due 12/31/2005; market value $957)                             925
                                                                        --------
            Total money market instruments (cost: $1,174)                  1,174
                                                                        --------
            TOTAL INVESTMENTS (COST: $121,277)                          $133,377
                                                                        ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The portfolio of investments category percentages shown represent the percentages of the investments to net assets and in, total, may not equal 100%. Investments in foreign securities were 5.1% of net assets at December 31, 2004.

              ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

              (b) Security is segregated as collateral for margin requirements on open futures contracts.

              (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

              * Non-income-producing security for the year ended December 31, 2004.

                   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

ASSETS
  Investments in securities, at market value (identified cost of $121,277)    $133,377
  Cash                                                                               1
  Receivables:
     Capital shares sold                                                           173
     USAA Investment Management Company (Note 1C and 5D)                           118
     USAA Transfer Agency Company (Note 5E)                                          1
     Dividends and interest                                                         57
     Variation margin                                                                1
                                                                              --------
          Total assets                                                         133,728
                                                                              --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                       194
  Accrued management fees                                                           23
  Accrued transfer agent's fees                                                      3
  Other accrued expenses and payables                                               75
                                                                              --------
          Total liabilities                                                        295
                                                                              --------
               Net assets applicable to capital shares outstanding            $133,433
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $137,787
  Accumulated undistributed net investment income                                  473
  Accumulated net realized loss on investments and futures transactions        (16,928)
  Net unrealized appreciation on investments and futures contracts              12,101
                                                                              --------
               Net assets applicable to capital shares outstanding            $133,433
                                                                              ========
  Capital shares outstanding                                                    26,236
                                                                              ========

  Authorized shares of $.01 par value                                          100,000
                                                                              ========
  Net asset value, redemption price, and offering price per share             $   5.09
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
    Dividends (net of foreign taxes of $2)                                       $ 1,457
    Interest                                                                          15
                                                                                 -------
      Total income                                                                 1,472
                                                                                 -------
EXPENSES
   Advisory fees                                                                     244
   Administrative and servicing fees                                                 427
   Transfer agent's fees                                                             343
   Custody and accounting fees                                                        63
   Postage                                                                            27
   Shareholder reporting fees                                                         23
   Directors' fees                                                                     5
   Registration fees                                                                  35
   Professional fees                                                                  43
   Excise taxes (Note 1C)                                                             18
   Other                                                                              57
                                                                                 -------
      Total expenses                                                               1,285
                                                                                 -------
   Expenses reimbursed:
      Excise taxes (Note 1C)                                                         (18)
      Other                                                                         (250)
                                                                                 -------
          Total                                                                     (268)
                                                                                 -------
               Net expenses                                                        1,017
                                                                                 -------
NET INVESTMENT INCOME                                                                455
                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                                  2,722
   Net realized loss from futures transactions                                       (44)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                  8,566
      Futures                                                                        (30)
                                                                                 -------
       Net realized and unrealized gain on investments and futures contracts      11,214
                                                                                 -------
   Increase in net assets resulting from operations                              $11,669
                                                                                 =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                   2004           2003
                                                               -----------------------
FROM OPERATIONS
  Net investment gain (loss)                                   $    455       $   (567)
  Net realized gain (loss) on investments
     and futures transactions                                     2,678           (560)
  Change in net unrealized appreciation/depreciation
     of investments and futures contracts                         8,536         32,196
                                                               -----------------------
     Increase in net assets resulting from operations            11,669         31,069
                                                               -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      49,543         61,912
  Cost of shares redeemed                                       (41,219)       (32,419)
                                                               -----------------------
     Increase in net assets from capital
          share transactions                                      8,324         29,493
                                                               -----------------------
  Net increase in net assets                                     19,993         60,562

NET ASSETS
     Beginning of period                                        113,440         52,878
                                                               -----------------------
     End of period                                             $133,433       $113,440
                                                               =======================
  Accumulated undistributed net investment income:
     End of period                                             $    473       $      -
                                                               =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    10,662         15,838
  Shares redeemed                                                (8,913)        (8,257)
                                                               -----------------------
     Increase in shares outstanding                               1,749          7,581
                                                               =======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international companies listed on the Nasdaq Stock Market based on market capitalization. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including borrowings for investment purposes, in the stocks of companies composing the Nasdaq-100 Index.

                 A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Equity securities, except as otherwise noted, traded
                        primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                     2. Debt securities purchased with original maturities of
                        60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                     3. Futures contracts are valued at the last quoted sales
                        price.

                     4. Securities for which market quotations are not readily
                        available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's investment subadviser if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing those securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

                 C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                     all of its income to its shareholders. Therefore, no federal income provision is generally required. The Fund ended the calendar year at December 31, 2004, with undistributed net investment income of $455,000 and, as a result, incurred excise tax expense of $18,000. As of December 31, 2004, the Fund recorded a receivable from the Manager for the Manager's voluntary reimbursement of the tax expense.

                 D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises
                     (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                 F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                     2. Market value of securities, other assets, and
                        liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                     Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

                 G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                     balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2004, these custodian and other bank credits did not affect the Fund's expenses.

                 H. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

                 I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

              in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended December 31, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the year ended December 31, 2004.

              On November 17, 2004, the Company's Board of Directors approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the treatment of excise tax expense

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

              resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and increase accumulated undistributed net investment income by $18,000. This reclassification has no effect on net assets.

              The Fund did not pay any distributions during the years ended December 31, 2004, and 2003.

              As of December 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                             $    473,000
Accumulated capital and other losses                       (15,267,000)
Unrealized appreciation of investments                      10,440,000

              The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

              Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended December 31, 2004, the Fund utilized capital loss carryovers of $503,000 to offset capital gains. At December 31, 2004, the Fund had capital loss carryovers of $15,267,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

CAPITAL LOSS CARRYOVERS                       BALANCE             EXPIRES
-------------------------------------------------------------------------
                                            $ 4,735,000             2009
                                              5,799,000             2010
                                              4,733,000             2011
                                            -----------
Total                                       $15,267,000
                                            ===========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2004, were $20,385,000 and $10,720,000, respectively.

              The cost of securities, including short-term securities, at December 31, 2004, for federal income tax purposes, was $122,937,000.

              Gross unrealized appreciation and depreciation of investments as of December 31, 2004, for federal income tax purposes, were $27,548,000 and $17,108,000, respectively, resulting in net unrealized appreciation of $10,440,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. ADVISORY FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Fund is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                     The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the year ended December 31, 2004, the Fund incurred advisory fees, paid or payable to the Manager, of $244,000.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the year ended December 31, 2004, the Manager paid NTI subadvisory fees of $69,000.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets. For the year ended December 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $427,000.

                 D. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.80% of the Fund's annual average net assets, effective March 1, 2004, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Prior to March 1, 2004, the expense limitation was 1.00% of the Fund's annual average net assets. For the year ended December 31, 2004, the Fund incurred reimbursable expenses of $268,000.

                 E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

                     the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2004, the Fund incurred transfer agent's fees, paid or payable to SAS, of $343,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at December 31, 2004, for adjustments related to corrections to shareholder transactions.

                 F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FUTURES CONTRACTS
--------------------------------------------------------------------------------

              A summary of obligations under these financial instruments at December 31, 2004, is as follows:

                                                                           UNREALIZED
                                                             MARKET       APPRECIATION/
TYPE OF FUTURE       EXPIRATION    CONTRACTS    POSITION      VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------
Nasdaq-100            March 18,
  Index Futures         2005           1          Long      $  163,000        $ 2,000
Nasdaq-100 Mini       March 18,
  Index Futures         2005          33          Long       1,075,000         (1,000)
---------------------------------------------------------------------------------------
Total                                 34                    $1,238,000        $ 1,000
---------------------------------------------------------------------------------------

              At December 31, 2004, U.S. Treasury securities with a value of $249,000 were segregated as collateral for margin requirements on open futures contracts.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                                PERIOD ENDED
                                                                        YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                        ------------------------------------------------------------------------------------
                                            2004                 2003                2002            2001               2000*
                                        ------------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $   4.63             $   3.13             $  5.05         $  7.57            $ 10.00
                                        ------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income (loss)              .02                 (.03)(a)            (.02)(a)        (.02)(a)            .01(a)
   Net realized and unrealized
      gain (loss) on investments
      and futures transactions               .44                 1.53(a)            (1.90)(a)       (2.50)(a)          (2.44)(a)
                                        ------------------------------------------------------------------------------------
Total from investment operations             .46                 1.50(a)            (1.92)(a)       (2.52)(a)          (2.43)(a)
                                        ------------------------------------------------------------------------------------
Net asset value at end of period        $   5.09             $   4.63             $  3.13         $  5.05            $  7.57
                                        ====================================================================================
Total return (%)**                          9.94(g)             47.92              (38.02)         (33.48)            (24.20)
Net assets at end of period (000)       $133,433             $113,440             $52,878         $58,925            $28,667
Ratio of expenses to
      average net assets (%)***              .83(c,d,e,g)         .96(c,e,f)          .85(c,f)        .85(c,f)           .85(b,c,f)
Ratio of expenses to average net
      assets, excluding
      reimbursements (%)***                 1.05(c)              1.15(c)             1.37(c)         1.61(c)            2.56(b,c)
Ratio of net investment income (loss)
      to average net assets (%)***           .37                 (.70)               (.66)           (.37)               .37(b)
Portfolio turnover (%)                      8.94                 5.23               11.01           17.98               3.58

  *  Fund commenced operations on October 27, 2000.
 ** Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2000, is cumulative.
***  For the year ended December 31, 2004, average net assets were $122,169,000.
 (a) Calculated using average shares.
 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
 (d) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.80% of the Fund's average net assets.
 (e) Effective May 1, 2003, through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 1.00% of the Fund's average net assets.
 (f) Effective October 27, 2000, through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.85% of the Fund's average net assets.
 (g) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would not have changed.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

              As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

              The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

              The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

              The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2004 (UNAUDITED)

              Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

              Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                     BEGINNING               ENDING                DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE            JULY 1, 2004 -
                                    JULY 1, 2004        DECEMBER 31, 2004        DECEMBER 31, 2004
                                   ---------------------------------------------------------------
Actual                               $1,000.00              $1,067.10                  $4.16
Hypothetical
  (5% return before expenses)         1,000.00               1,021.12                   4.06

             *Expenses are equal to the Fund's annualized expense ratio of
              0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.71% for the six-month period of July 1, 2004, to December 31, 2004.

 D I R E C T O R S '  A N D  O F F I C E R S '
==============================================----------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              1 INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              2  MEMBER OF EXECUTIVE COMMITTEE

              3  MEMBER OF AUDIT COMMITTEE

              4  MEMBER OF PRICING AND INVESTMENT COMMITTEE

              5  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              6 THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              1 INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              2  MEMBER OF EXECUTIVE COMMITTEE

              3  MEMBER OF AUDIT COMMITTEE

              4  MEMBER OF PRICING AND INVESTMENT COMMITTEE

              5  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              6 THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life Underwriting, USAA Life Insurance Company (11/04-present); Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-11/04); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer,

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

42

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS       Christopher W. Claus
                            Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

       ADMINISTRATOR,       USAA Investment Management Company
  INVESTMENT ADVISER,       P.O. Box 659453
         UNDERWRITER,       San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT       USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

            CUSTODIAN       State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

          INDEPENDENT       Ernst & Young LLP
    REGISTERED PUBLIC       100 West Houston St., Suite 1900
      ACCOUNTING FIRM       San Antonio, Texas 78205

            TELEPHONE       Call toll free - Central time
     ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL       (800) 531-8181
    INFORMATION ABOUT       For account servicing, exchanges,
         MUTUAL FUNDS       or redemptions
                            (800) 531-8448

      RECORDED MUTUAL       24-hour service (from any phone)
    FUND PRICE QUOTES       (800) 531-8066

          MUTUAL FUND       (from touch-tone phones only)
       USAA TOUCHLINE       For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            (800) 531-8777

      INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37732-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. The Index Funds are the only three funds of the Registrant (the Funds) that have a fiscal year-end of December 31, and the remaining funds have a fiscal year-end of July 31. The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2003 and 2004 were $66,500 and $69,450, respectively. The audit fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of internal controls for fiscal years ended December 31, 2003 and 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Funds' federal, state and city income tax returns and excise tax calculations for fiscal years ending December 31, 2003 and 2004 were $19,100 and $14,850, respectively. For the fiscal year ended December 31, 2004, the Registrant paid Ernst & Young LLP $1,547 for tax consulting services work, and paid aggregate tax fees of $16,397 for this fiscal year. The tax fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31. The tax services were pre-approved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2003 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young LLP for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, USAA Shareholder Account Services (SAS), for the fiscal years ending December 31, 2003 and 2004 were $56,100 and $59,397, respectively. These amounts include the audit-related fees paid by SAS, and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The Financial Certification and Oversight Committee of IMCO approved certain changes to its procedures to clarify the compilation, review and certification and responsibilities related to Item 4 disclosure in the 3rd quarter of 2004.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 8, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 8, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 8, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.